Investment in a Joint Venture (Details) - Schedule of summarized statement of financial position of Vibe Music Arabia-LLC - Vibe Music Arabia-LLC [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Investment in a Joint Venture (Details) - Schedule of summarized statement of financial position of Vibe Music Arabia-LLC [Line Items]
Non-current assets	$ 364,743
Current assets	1,389,486	142,352
Current Liabilities	(87,239)	(94,210)
Total	$ 1,666,990	$ 48,142